Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Receivables and Prepayments
Other receivables and prepayments as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014

Receivables from convertible note holders	$359	$-
Other prepayments	97	51
Other receivables and prepayments	$456	$51